Investments Held in Trust (Details Textual) (USD $)	2 Months Ended	6 Months Ended
	May 24, 2012	Jun. 30, 2012
Debt Instrument, Maturity Date Range, Start		Apr. 05, 2012
Debt Instrument, Maturity Date Range, End		May 24, 2012
Debt Instrument, Unamortized Discount		$ 10,295
Us Treasury Securities [Member]
Held-to-maturity Securities, Debt Maturities, Date		Oct. 04, 2012
Six Month T Bills [Member]
Held-to-maturity Securities, Debt Maturities, Date		Oct. 04, 2012
Investment Income, Interest	2,516	13,600
Reinvestment In Debt	$ 35,976,105